Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 017
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500
6. Reconciliation of Financial Statements to Form 5500
The following is a reconciliation of changes in net assets available for benefits for the year ended December 31, 2025, per the financial statements to the Form 5500 (in thousands):

	Amounts per Financial Statements	Difference	Amounts per Form 5500
Interest in net investment gain of Master Trust	$6,310,515	$(51,146)	$6,259,369
Interest income on notes receivable from participants	21,839	21,839	—
Administrative expenses	78,479	(72,985)	5,494
These differences arose from the classification of certain administrative expenses, interest income on notes receivable from participants, which are included in the net investment gain in the Master Trust for Form 5500 reporting purposes.